Credit facilities	12 Months Ended
Dec. 31, 2021
Credit Facilities
Credit facilities

12. Credit facilities

Short term loans — banks

Outstanding balances on short-term bank loans consisted of the following:

Institute		Interest	Collateral/ December 31,		December 31,
name	Maturities	rate	Guarantee	2021	2020
Industrial Bank	October 2014*	7.5%	Guarantee by 26 property rights	$860,915	$—
Industrial Bank	December 2020	5.88%	Guarantee by Xiaodong Chen and Juanjuan Cai	—	766,295
Industrial Bank	December 2020	5.88%	Guarantee by PICC Property and Casualty Company Limited Xiamen Branch, Xiaodong Chen and Juanjuan Cai	—	459,777
Industrial Bank	December 2020	5.88%	Guarantee by Xiamen Siming Technology Financing Guarantee Co. Ltd., Xiaodong Chen and Juanjuan Cai	—	398,474
China Rich Finance Limited	May 2021	23% per annum for first monthly instalment; 12% per annum for 2-6 monthly instalment	Guarantee by Fujian Blue Hat Interactive Entertainment Technology Ltd., Pingxiang Blue Hat Technology Co. Ltd. and Xiaodong Chen	—	2,998,994

Total				$860,915	$4,623,540

*	The loan with Industrial bank was overdue, the case is under litigation, and the court has ordered the Company to repay the loan. Industrial bank has the right to receive the proceeds from the auction of the 26 properties.

Current maturities of long-term loans - third party

Outstanding balances on long-term third party loans consisted of the following:

		Weighted
		Average	Collateral/	December 31,	December 31,
Lender Name	Maturities	Interest Rate	Guarantee	2021	2020

Volkswagen Finance (China) Co. Ltd.	Due monthly until March 2021	4.06%	Automobiles	$—	$14,117

Total				$—	$14,117

Long term loans — banks

Outstanding balances on long-term third party loans consisted of the following:

		Interest	Collateral/	December 31,	December 31,
Institute name	Maturities	rate	Guarantee	2021	2020
Industrial Bank	February 2023	6.583%	Guarantee by	517,590	505,755
			14 property rights

Total				$517,590	$505,755

Interest expense pertaining to the above short-term and long-term loans for the years ended December 31, 2021, 2020 and 2019 amounted to $398,963, $248,103 and $171,938, respectively.